Other operating income (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Other Operating Income [Abstract]
Summary of Other operating income

	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Income from sale of emission reduction certificates	2,626	1,045	580	6
Others	68	60	49	1
Total	2,694	1,105	629	7